Inventories (Tables)	12 Months Ended
Jun. 30, 2019
Inventories
Schedule of inventories

	2019	2018
for the year ended 30 June	Rm	Rm

Carrying value
Crude oil and other raw materials	3 938	4 308
Process material	1 890	1 873
Maintenance materials	5 940	5 156
Work in progress	2 578	2 714
Manufactured products	15 087	15 070
Consignment inventory	213	243

	29 646	29 364

Business segmentation
 Mining	1 425	1 661
 Exploration and Production International	163	144
 Energy	7 826	7 680
 Base Chemicals	7 684	7 427
 Performance Chemicals	12 522	12 417
 Group Functions	26	35

Total operations	29 646	29 364